Offerings	Apr. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional fees are due for this filing.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 38,556,802.00
Amount of Registration Fee	$ 5,324.69
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $5,324.69 was paid in connection with the filing of the Schedule TO-I by Constitution Capital Access Fund, LLC (File No. 005-93782) on January 2, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.